SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 3) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Accounting Policies [Abstract]
Operating lease rental expense	$ 0.6	4.0	$ 0.7	4.3	$ 0.6	3.8
Research and development costs	9.2	56.8	9.3	58.8	10.6	68.6
Advertising costs	0.06	0.40	0.09	0.60	0.20	1.30
Shipping and handling costs	5.8	35.9	4.5	28.1	5.0	32.6
Product warranty expense	$ 0.7	4.1	$ 0.5	3.3	$ 0.6	4.0